Cover	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of Unicoin Inc., a Delaware corporation (the “Company”) originally filed with the Securities and Exchange Commission (the “SEC”) on November 13, 2023 (the “Original Filing”). The Amendment is being filed to disclose the final voting results on the matter submitted to a vote of security holders disclosed in the Original Filing. Except as expressly set forth in this Amendment, no other changes have been made to the Original Filing.
Document Period End Date	Nov. 06, 2023
Entity File Number	000-56276
Entity Registrant Name	Unicoin, Inc.
Entity Central Index Key	0001740742
Entity Tax Identification Number	47-4360035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Ave
Entity Address, Address Line Two	South 16065
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(844)
Local Phone Number	384-5069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false